Goldman Sachs U.S. Equity Insights Fund
Goldman Sachs U.S. Equity Insights Fund—Summary
Investment Objective
The Goldman Sachs U.S. Equity Insights Fund (the “Fund”) seeks long-term growth of capital and dividend income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 47 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-111 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Goldman Sachs U.S. Equity Insights Fund		Class A	Class C	Institutional	Service	Class IR	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Goldman Sachs U.S. Equity Insights Fund		Class A	Class C	Institutional	Service	Class IR	Class R	Class R6
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	0.25%	none	0.50%	none
Other Expenses		0.27%	0.52%	0.12%	0.37%	0.27%	0.27%	0.09%
Service Fees		none	0.25%	none	none	none	none	none
Shareholder Administration Fees		none	none	none	0.25%	none	none	none
All Other Expenses		0.27%	0.27%	0.12%	0.12%	0.27%	0.27%	0.09%
Total Annual Fund Operating Expenses		1.17%	1.92%	0.77%	1.27%	0.92%	1.42%	0.74%
Fee Waiver and Expense Limitation	[1]	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.20%)
Total Annual Fund Operating Expenses	[2]	0.96%	1.71%	0.56%	1.06%	0.71%	1.21%	0.54%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management rate of 0.52% as an annual percentage rate of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least February 26, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[2]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Goldman Sachs U.S. Equity Insights Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	643	882	1,139	1,875
Class C Shares	274	583	1,018	2,227
Institutional Shares	58	225	408	935
Service Shares	108	382	677	1,516
Class IR Shares	73	273	489	1,112
Class R Shares	124	429	757	1,684
Class R6 Shares	56	217	392	900

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Goldman Sachs U.S. Equity Insights Fund | Class C Shares | USD ($)	174	583	1,018	2,227

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2015 was 224% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Momentum, Valuation and Profitability. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Profitability theme seeks to assess whether a company is earning more than its cost of capital. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund maintains risk, style, and capitalization characteristics similar to the S&P 500® Index, which is an index of large-cap stocks designed to reflect a broad representation of the U.S. economy. As of February 1, 2016, the market capitalization range for the S&P 500® Index was between $1.92 billion and $537.63 billion. The Fund seeks to maximize expected return while maintaining these and other characteristics similar to the benchmark. However, the Fund may invest in securities outside the S&P 500® Index capitalization range.

The Fund may also invest in fixed income securities that are limited to securities that are considered to be cash equivalents.

The Fund’s benchmark index is the S&P 500® Index.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Class IR, Class R and Class R6 Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

Best Quarter Q3 ’09 +14.38% Worst Quarter Q4 ’08 –21.18%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2015
Average Annual Total Returns - Goldman Sachs U.S. Equity Insights Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares		(6.66%)	11.66%	5.13%	7.98%	May 24, 1991
Class A Shares | Returns After Taxes on Distributions		(7.52%)	11.25%	4.61%	6.95%	May 24, 1991
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		(3.06%)	9.31%	4.11%	6.44%	May 24, 1991
Class A Shares | S&P 500® Index (reflects no deduction for fees or expenses)		1.38%	12.56%	7.30%	9.34%	May 24, 1991
Class C Shares		(2.94%)	12.09%	4.94%	4.79%	Aug. 15, 1997
Class C Shares | S&P 500® Index (reflects no deduction for fees or expenses)		1.38%	12.56%	7.30%	6.36%	Aug. 15, 1997
Institutional Shares		(0.83%)	13.38%	6.14%	8.36%	Jun. 15, 1995
Institutional Shares | S&P 500® Index (reflects no deduction for fees or expenses)		1.38%	12.56%	7.30%	8.75%	Jun. 15, 1995
Service Shares		1.34%	12.81%	5.62%	6.87%	Jun. 07, 1996
Service Shares | S&P 500® Index (reflects no deduction for fees or expenses)		1.38%	12.56%	7.30%	7.82%	Jun. 07, 1996
Class IR Shares		(0.97%)	13.21%		5.77%	Nov. 30, 2007
Class IR Shares | S&P 500® Index (reflects no deduction for fees or expenses)		1.38%	12.56%		6.35%	Nov. 30, 2007
Class R Shares		(1.48%)	12.65%		5.25%	Nov. 30, 2007
Class R Shares | S&P 500® Index (reflects no deduction for fees or expenses)		1.38%	12.56%		6.35%	Nov. 30, 2007
Class R6 Shares	[1]	(0.83%)	13.38%	6.14%	8.36%	Jul. 31, 2015
Class R6 Shares | S&P 500® Index (reflects no deduction for fees or expenses)	[1]	1.38%	12.56%	7.30%	8.75%	Jul. 31, 2015
[1]	Class R6 Shares commenced operations on July 31, 2015. Performance of the Class R6 Shares is that of the Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had similar returns (because these share classes represent interests in the same portfolio of securities) that differed only to the extent that Class R6 Shares and Institutional Shares have different expenses.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service and Class IR Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.